Other liabilities and tax payable - impact of adoption of IFRS 15 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current
Payables for buy-back agreements, current	€ 2,362	€ 1,941	€ 2,234
Accrued expenses and deferred income, current	783	1,133	1,573
Service contract liability, current	568	497	0
Current other liabilities balances not affected by IFRS 15 adoption		4,128
Total Other liabilities, current	7,057	7,699	7,935
Non-current
Payables for buy-back agreements, non-current	0	0	0
Accrued expenses and deferred income, non-current	697	846	2,260
Service contract liability, non-current	1,521	1,397	0
Non-current other liabilities balances not affected by IFRS 15 adoption		240
Total Other liabilities, non-current	2,452	2,483	2,500
Total
Payables for GDP and buy-back agreements	2,362	1,941	2,234
Accrued expenses and deferred income	1,480	1,979	3,833
Service contract liability	2,089	1,894	0
Other liabilities balances not affected by IFRS 15 adoption		4,368
Total Other liabilities	9,509	10,182	10,435
Previously stated
Current
Payables for buy-back agreements, current			2,234
Accrued expenses and deferred income, current			1,573
Service contract liability, current			0
Current other liabilities balances not affected by IFRS 15 adoption			4,128
Total Other liabilities, current	7,186		7,935
Non-current
Payables for buy-back agreements, non-current			0
Accrued expenses and deferred income, non-current			2,260
Service contract liability, non-current			0
Non-current other liabilities balances not affected by IFRS 15 adoption			240
Total Other liabilities, non-current	2,453		2,500
Total
Payables for GDP and buy-back agreements			2,234
Accrued expenses and deferred income			3,833
Other liabilities balances not affected by IFRS 15 adoption			4,368
Total Other liabilities			10,435
Increase (decrease) due to application of IFRS 15
Current
Payables for buy-back agreements, current		(293)
Accrued expenses and deferred income, current		(440)
Service contract liability, current		497
Current other liabilities balances not affected by IFRS 15 adoption		0
Total Other liabilities, current	(129)	(236)
Non-current
Payables for buy-back agreements, non-current		0
Accrued expenses and deferred income, non-current		(1,414)
Service contract liability, non-current		1,397
Non-current other liabilities balances not affected by IFRS 15 adoption		0
Total Other liabilities, non-current	(1)	(17)
Total
Payables for GDP and buy-back agreements		(293)
Accrued expenses and deferred income		(1,854)
Service contract liability		1,894
Other liabilities balances not affected by IFRS 15 adoption		0
Total Other liabilities		(253)
service contract liability
Total
Service contract liability	€ 2,089	€ 1,894
service contract liability | Previously stated
Total
Service contract liability			€ 0